Share-Based Compensation Weighted Average Grant Date Fair Value Per Share (Details) - Employee Stock Option [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2019 Rate	Dec. 31, 2018 Rate	Dec. 31, 2017 Rate	Dec. 31, 2016 Rate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	23.51%	27.91%	24.00%	32.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.81%	0.74%		1.43%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.47%	2.73%		1.36%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years	6 years	6 years	6 years